Condensed Consolidated Statements of Income and Comprehensive Income - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement of Comprehensive Income [Abstract]
Revenue		$ 80,570	$ 93,228	$ 166,056	$ 189,895
Operating expenses:
Cost of revenue	[1]	27,497	32,490	56,345	66,338
Sales and marketing	[1]	18,051	20,024	37,842	39,752
Research and development	[1]	4,333	4,407	9,013	10,098
General and administrative	[1]	77,180	8,706	82,450	13,010
Depreciation and amortization		1,493	5,869	3,706	13,345
Total operating expenses		128,554	71,496	189,356	142,543
Operating income		(47,984)	21,732	(23,300)	47,352
Other income (expense):
Interest expense		(454)	(512)	(925)	(1,021)
Interest income		586	32	794	83
Gain on foreign currency transactions		193	163	315	406
Gain (loss) on foreign currency remeasurement		5,646	93	7,415	138
Gain (loss) on short-term investments		(4,045)		(5,806)
Other, net		(20)	(249)	(55)	408
Total other income (expense), net		1,906	(473)	1,738	14
Income before income tax		(46,078)	21,259	(21,562)	47,366
Income tax (expense) benefit		12,022	(2,837)	6,000	(9,528)
Net income (loss)		(34,056)	18,422	(15,562)	37,838
Other comprehensive income (expense):
Pension adjustments, net of tax		239	15	(287)	(40)
Gain (loss) on foreign currency translation		(3,526)	(114)	(4,972)	1,215
Comprehensive income (loss)		$ (37,343)	$ 18,323	$ (20,821)	$ 39,013
Earnings per share:
Basic		$ (13.75)	$ 8.32	$ (6.28)	$ 17.09
Diluted		$ (13.75)	$ 8.32	$ (6.28)	$ 17.09
Weighted average shares outstanding:
Basic		2,477,672	2,214,522	2,477,672	2,214,522
Diluted		2,477,672	2,214,522	2,477,672	2,214,522

[1]	Excluding depreciation and amortization